Revenue Recognition - Schedule of Revenue by Generator (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Domestic [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	$ 6,526	$ 5,165
Foreign [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	527	210
Domestic Government [Member] | Domestic [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	6,481	5,116
Domestic Government [Member] | Foreign [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator
Domestic Commercial [Member] | Domestic [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	45	49
Domestic Commercial [Member] | Foreign [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator
Foreign Government [Member] | Domestic [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator
Foreign Government [Member] | Foreign [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	501	174
Foreign Commercial [Member] | Domestic [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator
Foreign Commercial [Member] | Foreign [Member]
Schedule of Revenue by Generator [Line Items]
Revenue by Generator	$ 26	$ 36